PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks
Argentina 3.8%
MercadoLibre, Inc.*	252,890	$286,286,653
Canada 2.0%
Shopify, Inc. (Class A Stock)*	156,290	150,701,070
France 18.7%
Hermes International	174,604	261,685,268
Kering SA	144,246	107,521,025
L’Oreal SA	674,448	287,091,026
LVMH Moet Hennessy Louis Vuitton SE	485,232	398,438,626
Pernod Ricard SA	991,129	211,381,601
Remy Cointreau SA	629,938	131,161,181
		1,397,278,727
Hong Kong 2.4%
Techtronic Industries Co. Ltd.	10,956,625	181,635,519
Italy 2.8%
Ferrari NV	910,462	210,596,746
Netherlands 6.4%
Adyen NV, 144A*	146,726	297,798,215
ASML Holding NV	271,253	183,567,355
		481,365,570
Switzerland 9.2%
Alcon, Inc.	1,527,064	117,626,745
Cie Financiere Richemont SA (Class A Stock)	1,750,489	253,989,159
Givaudan SA	32,223	133,431,318
Straumann Holding AG	108,782	180,161,560
		685,208,782
Taiwan 4.4%
Sea Ltd., ADR*	422,313	63,477,867
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,133,911	261,681,506
		325,159,373
United States 46.1%
Airbnb, Inc. (Class A Stock)*	1,894,389	291,679,074

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Align Technology, Inc.*	263,132	$130,239,815
Alphabet, Inc. (Class A Stock)*	114,780	310,602,715
Amazon.com, Inc.*	63,423	189,728,002
Apple, Inc.	2,953,605	516,231,082
Atlassian Corp. PLC (Class A Stock)*	267,802	86,858,901
Crowdstrike Holdings, Inc. (Class A Stock)*	457,285	82,603,962
Dynatrace, Inc.*	1,204,234	66,064,277
Home Depot, Inc. (The)	455,310	167,089,664
Match Group, Inc.*	194,776	21,951,255
Microsoft Corp.	1,144,129	355,801,236
NIKE, Inc. (Class B Stock)	798,085	118,172,446
NVIDIA Corp.	1,706,548	417,865,343
ROBLOX Corp. (Class A Stock)*(a)	988,031	65,071,722
Tesla, Inc.*	673,007	630,419,117
		3,450,378,611
Uruguay 0.7%
Dlocal Ltd.*	1,675,849	50,141,402

Total Long-Term Investments (cost $5,167,740,110)		7,218,752,453
Short-Term Investments 2.3%
Affiliated Mutual Fund 0.4%
PGIM Institutional Money Market Fund (cost $28,369,849; includes $28,369,300 of cash collateral for securities on loan)(b)(we)	28,389,722	28,369,849
Unaffiliated Fund 1.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $146,500,552)	146,500,552	146,500,552

Total Short-Term Investments (cost $174,870,401)		174,870,401

TOTAL INVESTMENTS 98.8% (cost $5,342,610,511)		7,393,622,854
Other assets in excess of liabilities 1.2%		86,218,755

Net Assets 100.0%		$7,479,841,609

PGIM Jennison Global Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,481,080; cash collateral of $28,369,300 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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